Income Taxes (Details) - Schedule of movement of valuation allowance - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Movement of Valuation Allowance [Abstract]
At the beginning of the year	$ 357,650
Current year addition	1,455,390	357,650
At the end of the year	$ 1,813,040	$ 357,650